MASSMUTUAL PREMIER FUNDS

Supplement dated November 12, 2014 to the

Statement of Additional Information dated February 3, 2014, Revised as of April 1, 2014

This supplement provides new and additional information beyond that contained in the Statement of Additional Information (“SAI”) and any previous supplements. It should be retained and read in conjunction with the SAI and any previous supplements.

The following information replaces similar information in the fourth paragraph and chart under “Investment Adviser” found on page 75 in the section titled Investment Advisory and Other Service Agreements:

The Trust, on behalf of each Fund, pays MML Advisers an investment advisory fee monthly, at an annual rate based upon the average daily net assets of that Fund as follows:

Fund
Money Market Fund	0.35%
Short-Duration Bond Fund	0.35% on the first $500 million; and 0.30% on any excess over $500 million
Inflation-Protected and Income Fund	0.38% on the first $350 million; and 0.33% on any excess over $350 million
Core Bond Fund	0.38% on the first $1.5 billion; 0.33% on the next $500 million; and 0.28% on any excess over $2 billion
Diversified Bond Fund	0.40% on the first $150 million; and 0.35% on any excess over $150 million
High Yield Fund	0.48% on the first $250 million; and 0.455% on any excess over $250 million
Balanced Fund	0.48% on the first $350 million; and 0.43% on any excess over $350 million
Barings Dynamic Allocation Fund	0.80%
Value Fund	0.50% on the first $250 million; and 0.47% on any excess over $250 million
Disciplined Value Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Main Street Fund	0.55% on the first $300 million; and 0.50% on any excess over $300 million
Disciplined Growth Fund	0.45% on the first $400 million; and 0.40% on any excess over $400 million
Small Cap Opportunities Fund	0.58% on the first $400 million; and 0.53% on any excess over $400 million
Global Fund	0.75% on the first $400 million; and 0.70% on any excess over $400 million
International Equity Fund	0.85% on the first $500 million; 0.80% on the next $500 million; and 0.75% on any excess over $1 billion
Focused International Fund	0.85% on the first $350 million; and 0.80% on any excess over $350 million
Strategic Emerging Markets Fund	1.00% on the first $350 million; and 0.95% on any excess over $350 million

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SAI B3000M-14-03